Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 293,331	$ 319,573	$ 267,668	$ 129,410
Restricted cash, current		13,000		346
Total	293,331	332,573	$ 267,668	$ 129,756
Debt repayments related to Eurobank	$ 30,000
Advances payment received for sale of vessels		$ 13,000